Income Taxes (Details) - Schedule of Income Tax Expenses - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Income Tax Expenses Abstract
Current income tax provision
Deferred income tax provision			328,146
Total income tax			$ 328,146